CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Discount rate for renewed contracts awarded (as a percent)	8.08%
Average discount rate for renewed contracts (as a percent)	7.51%
Control of acquired, percentage				95.20%
Write-off concession transmission contract	R$ 239,300
Regulatory remeasurements - Transmission Contracts	365,178	R$ (4,858,744)
Transfers	20,762
Write-offs		(294,481)
Balance at beginning of period	59,514,968	51,388,524
Acquisition of investee control		1,022,102
Construction revenue	1,494,307	1,535,840
Financial income	7,901,256	9,946,626
Amortization	(8,244,261)	(8,942,387)
Balance at end of period	61,052,210	59,514,968	R$ 51,388,524
Furnas [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
Regulatory remeasurements - Transmission Contracts	19,874	(1,364,564)
Balance at beginning of period	24,494,418	22,044,369
Construction revenue	480,112	764,804
Financial income	3,252,503	4,238,573
Amortization	(3,483,290)	(3,917,892)
Balance at end of period	24,763,617	24,494,418	22,044,369
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Regulatory remeasurements - Transmission Contracts	228,155	(2,942,521)
Balance at beginning of period	18,128,156	14,477,124
Construction revenue	605,344	519,125
Financial income	2,403,532	2,922,291
Amortization	(2,504,388)	(2,732,905)
Balance at end of period	18,860,799	18,128,156	14,477,124
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Regulatory remeasurements - Transmission Contracts	21,890	(312,819)
Write-offs		(241,241)
Balance at beginning of period	10,607,255	10,092,792
Construction revenue	143,735	116,786
Financial income	1,399,382	1,836,475
Amortization	(1,399,078)	(1,510,376)
Balance at end of period	10,773,184	10,607,255	10,092,792
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Regulatory remeasurements - Transmission Contracts	95,259	(238,840)
Transfers	20,762
Write-offs		(53,240)
Balance at beginning of period	6,285,139	4,774,239
Acquisition of investee control		1,022,102
Construction revenue	265,116	135,125
Financial income	845,839	949,287
Amortization	(857,505)	(781,214)
Balance at end of period	6,654,610	6,285,139	4,774,239
Transmission
Investments in subsidiaries, joint ventures and associates [abstract]
Construction revenue	1,494,307	R$ 1,535,840	R$ 778,202
Regulatory remeasurements - Transmission Contracts	R$ 365,178